Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents Balance (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 655,241	$ 95,001		¥ 1,790,784
Others [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]	626			835
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		246,786			1,341,236
US$ [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		364,158	$ 52,287		422,096	$ 66,204
SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 43,671		$ 8,426	¥ 26,617		$ 5,642

[1]	As of December 31, 2021 and 2022, the other currencies consist of Hong Kong Dollar and Brazilian Real.